Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000
Ordinary shares, shares issued	794,003,193	794,003,193
Ordinary shares, shares outstanding	794,003,193	794,003,193
Parent Company
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000
Ordinary shares, shares issued	794,003,193	794,003,193
Ordinary shares, shares outstanding	794,003,193	794,003,193